Consolidated Balance Sheets [Parenthetical] - $ / shares	Mar. 31, 2017	Mar. 31, 2016
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized	150,000,000	150,000,000
Common Stock, Shares, Issued	48,885,107	22,591,292
Common Stock, Shares, Outstanding	48,885,107	22,591,292
Common Stock, Other Shares, Issued	47,909,336	50,000,000
Common Stock, Other Shares, Outstanding	47,909,336	50,000,000
Special Voting Preferred Stock [Member]
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1	1
Preferred Stock, Shares Issued	1	1
Preferred Stock, Shares Outstanding	1	1